Average Annual Total Returns	12 Months Ended	60 Months Ended	70 Months Ended				120 Months Ended	149 Months Ended	374 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024		Dec. 31, 2024		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Bloomberg Municipal Bond Index (reflects no deduction for fees, expenses, or taxes) [Member]
Prospectus [Line Items]
Average Annual Return, Percent	1.05%	0.99%			1.90%	[1]	2.25%
Lipper General & Insured Municipal Debt Funds Average [Member]
Prospectus [Line Items]
Average Annual Return, Percent	2.28%	0.82%	1.74%	[2]			2.07%
Bloomberg Municipal 1-15 Year Blend (1-17) Bond Index (reflects no deduction for fees, expenses, or taxes) [Member]
Prospectus [Line Items]
Average Annual Return, Percent	0.88%	1.08%			1.79%	[3]	2.04%
Lipper Intermediate Municipal Debt Funds Average [Member]
Prospectus [Line Items]
Average Annual Return, Percent	1.81%	1.01%	1.73%	[4]			1.80%
T. Rowe Price Summit Municipal Income Fund - Investor Class [Member]
Prospectus [Line Items]
Average Annual Return, Percent	2.89%	1.15%					2.35%
Performance Inception Date									Oct. 29, 1993
T. Rowe Price Summit Municipal Income Fund - Investor Class [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	2.89%	1.15%					2.35%
T. Rowe Price Summit Municipal Income Fund - Investor Class [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	3.07%	1.51%					2.49%
T. Rowe Price Summit Municipal Income Fund - I Class [Member]
Prospectus [Line Items]
Average Annual Return, Percent	2.91%	1.27%			2.23%
Performance Inception Date					Mar. 01, 2019
T. Rowe Price Summit Municipal Income Fund - Advisor Class [Member]
Prospectus [Line Items]
Average Annual Return, Percent	2.63%	0.90%					2.09%
Performance Inception Date								Aug. 08, 2012
T. Rowe Price Summit Municipal Intermediate Fund - Investor Class [Member]
Prospectus [Line Items]
Average Annual Return, Percent	1.31%	0.93%					1.87%
Performance Inception Date									Oct. 29, 1993
T. Rowe Price Summit Municipal Intermediate Fund - Investor Class [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	1.31%	0.93%					1.87%
T. Rowe Price Summit Municipal Intermediate Fund - Investor Class [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	1.92%	1.27%					2.01%
T. Rowe Price Summit Municipal Intermediate Fund - I Class [Member]
Prospectus [Line Items]
Average Annual Return, Percent	1.52%	1.07%			1.79%
Performance Inception Date					Mar. 01, 2019
T. Rowe Price Summit Municipal Intermediate Fund - Advisor Class [Member]
Prospectus [Line Items]
Average Annual Return, Percent	1.14%	0.70%					1.62%
Performance Inception Date								Aug. 08, 2012
Bloomberg Municipal Bond Index (reflects no deduction for fees, expenses, or taxes) [Member]
Prospectus [Line Items]
Average Annual Return, Percent	1.05%	0.99%			1.90%	[3]	2.25%

[1]	Return since 3/1/19.
[2]	Return since 2/28/19.
[3]	Return since 3/1/19.
[4]	Return since 2/28/19.